Financial result (Details) - EUR (€) € in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Financial result
Interest expense	€ (1,086)	€ (41)	[1]	€ (962)	€ (90)	[1]
Finance lease obligations	(20)	(22)		(79)	(39)
Long-term debt	(238)	(11)		(705)	(40)
Expense from revaluation of derivative financial instruments	(805)			(89)
Other	(23)	(8)		(89)	(11)
Interest income	44	5	[1]	60	12	[1]
Income from bond funds	34	2		48	9
Other	10	3		12	3
Financial result	€ (1,042)	€ (36)	[1]	€ (902)	€ (78)	[1]

[1]	Comparative figures for the 3-month and 9-month periods ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.